Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Leases [Abstract]
Remainder of 2019	$ 758
2020	3,980
2021	3,195
2022	3,069
2023	3,087
Thereafter	20,329
Total lease payments	34,418
Less: Interest	(14,653)
Total lease obligations	$ 19,765